Fair Value Measures	12 Months Ended
Sep. 30, 2015
Fair Value Disclosures [Abstract]
Fair Value Measures
Fair Value Measures
Fair value is defined as the price that would be received for an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Valuation techniques must maximize the use of observable inputs and minimize the use of unobservable inputs. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance.
The following summarizes the three levels of inputs required to measure fair value, of which the first two are considered observable and the third is considered unobservable:

•	Level 1. Quoted prices for identical assets or liabilities in active markets which we can access.

•	Level 2. Observable inputs other than those described as Level 1.

•	Level 3. Unobservable inputs based on the best information available, including management’s estimates and assumptions.
Assets and liabilities measured at fair value on a recurring basis at September 30, 2015 and 2014 consisted of (dollars in thousands):

	September 30, 2015
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds(a)	$334,404	$—	$—	$334,404
US government agency securities(a)	1,000	—	—	1,000
Time deposits(b)	—	71,453	—	71,453
Commercial paper, $3,491 at cost(b)	—	3,493	—	3,493
Corporate notes and bonds, $44,581 at cost(b)	—	44,533	—	44,533
Foreign currency exchange contracts(b)	—	260	—	260
Total assets at fair value	$335,404	$119,739	$—	$455,143
Liabilities:
Contingent earn-out(d)	$—	$—	$(15,961)	$(15,961)
Total liabilities at fair value	$—	$—	$(15,961)	$(15,961)

	September 30, 2014
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds(a)	$407,749	$—	$—	$407,749
US government agency securities(a)	1,000	—	—	1,000
Time Deposits(b)	—	46,604	—	46,604
Total assets at fair value	$408,749	$46,604	$—	$455,353
Liabilities:
Foreign currency exchange contracts(b)	$—	$(272)	$—	$(272)
Security price guarantees(c)	—	(135)	—	(135)
Contingent earn-out(d)	—	—	(6,864)	(6,864)
Total liabilities at fair value	$—	$(407)	$(6,864)	$(7,271)

(a)	Money market funds and U.S. government agency securities, included in cash and cash equivalents in the accompanying balance sheets, are valued at quoted market prices in active markets.

(b)
The fair values of our time deposits, commercial paper, corporate notes and bonds, and foreign currency exchange contracts are based on the most recent observable inputs for similar instruments in active markets or quoted prices for identical or similar instruments in markets that are not active or are directly or indirectly observable. Time deposits are generally for terms of one year or less. The commercial paper and corporate notes and bonds mature within three years and have a weighted average maturity of 1.36 years.

(c)
The fair values of the security price guarantees are determined using a modified Black-Scholes model, derived from observable inputs such as U.S. treasury interest rates, our common stock price, and the volatility of our common stock. The valuation model values both the put and call components of the guarantees simultaneously, with the net value of those components representing the fair value of each instrument.

(d)
The fair value of our contingent consideration arrangements are determined based on our evaluation as to the probability and amount of any earn-out that will be achieved based on expected future performance by the acquired entity.

The following table provides a summary of changes in fair value of our Level 3 financial instruments for the years ended September 30, 2015 and 2014 (dollars in thousands):

Amount
Balance as of September 30, 2013	$450
Earn-out liability established at time of acquisition	7,406
Settlements	(1,421)
Charges to acquisition-related costs, net	429
Balance as of September 30, 2014	$6,864
Earn-out liability established at time of acquisition	17,299
Settlements	(4,403)
Charges to acquisition-related costs, net	(3,799)
Balance as of September 30, 2015	$15,961

Our financial liabilities valued based upon Level 3 inputs are composed of contingent consideration arrangements relating to our acquisitions. We are contractually obligated to pay contingent consideration to the selling shareholders upon the achievement of specified objectives, including the achievement of future bookings and sales targets related to the products of the acquired entities and therefore are recorded as contingent consideration liabilities at the time of the acquisitions. We update our assumptions each reporting period based on new developments and record such amounts at fair value based on the revised assumptions until the consideration is paid upon the achievement of the specified objectives or eliminated upon failure to achieve the specified objectives.
Contingent acquisition payment liabilities are scheduled to be paid in periods through fiscal year 2016. As of September 30, 2015, we could be required to pay up to $34.7 million for contingent consideration arrangements if the specified objectives are achieved. We have determined the fair value of the liabilities for the contingent consideration based on a probability-weighted discounted cash flow analysis. This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liability associated with future payments was based on several factors, the most significant of which are the estimated cash flows projected from future product sales and the risk adjusted discount rate for the fair value measurement.